Employee Benefit Plans(Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Interest Cost	$ 27	$ 32	$ 34
Expected Return on Assets	(1)	(2)	(3)
Amortization of Transition Amount	0	0	0
Amortization of Prior Service Cost	1	1	(3)
Recognition of Net Loss	30	31	25
Net Periodic Benefit Cost	57	62	53
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments [Abstract]
Net Loss During the Period	110	24	43
Amortization of Unrecognized Loss	(30)	(30)	(25)
Amortization of Transition Cost	0	0	0
Amortization of Prior Service Cost	(1)	(1)	3
Total Recognized in Other Comprehensive Income	79	(7)	21
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$ 136	$ 55	$ 74